Income Taxes - Income Tax Provision (Details) - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal			$ 0
Foreign				$ 0	$ 0
Total				0	0
Deferred:
Federal			$ (290,181)
Foreign				0	0
Total	$ 0	$ 0		0	0
United States
Current:
Federal				0	0
Deferred:
Federal				0	0
New Zealand
Current:
Federal				0	0
Deferred:
Federal				$ 0	$ 0